Related Party Transactions - Additional Information (Details) - EBP 009	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends earned	$ 8,425,968
Charles Schwab
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Recordkeeping fees	98,592
Participant loan fees	6,525
Captrust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment advisory fees	62,571
Party-in-Interest transactions
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends earned	365,658
Purchased shares	1,952,110
Participant directed sale of shares	6,977,133
Realized gain on sales	$ 5,389,920